Condensed Statements of Operations (unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017
REVENUE
Revenues
Total Revenues
EXPENSES
General and Administrative	1,725	2,022	1,265	6,369
Professional Fees	2,750	4,850	5,500	10,400
Total Expenses	4,475	6,872	6,765	16,769
LOSS FROM OPERATIONS	(4,475)	(6,872)	(6,765)	(16,769)
OTHER EXPENSES
Other Expense	100
TOTAL OTHER EXPENSES	100
Provision for Income Taxes
NET LOSS	$ (4,375)	$ (6,872)	$ (6,765)	$ (16,769)
BASIC AND DILUTED LOSS PER COMMON SHARE (in dollars per share)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	8,000,000	8,000,000	8,000,000	8,000,000